Earnings Per Common Share	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Earnings Per Common Share	Earnings Per Common Share
The following is a reconciliation of the basic and diluted earnings per share computations (amounts in thousands, except per share amounts):

	For the years ended December 31,
	2022	2021	2020
Net income (loss) for basic and diluted earnings per share	$105,702	$20,227	$(671,983)

Common shares
Weighted average shares basic	38,074	16,096	9,484
Effect of dilutive securities	218	183	—
Weighted average common shares - diluted	38,292	16,279	9,484

Income (loss) earnings per share:
Basic	$2.78	$1.26	$(70.85)
Diluted	$2.76	$1.24	$(70.85)

The following is a summary of share equivalents not included in the computation of diluted earnings per share because their effects would have been anti-dilutive for the years ended December 31, 2022, 2021 and 2020 (in thousands).

	For the years ended December 31,
	2022	2021	2020
Share equivalents	823	19	640